Derivative Liabilities (Details) - Schedule of changes in the derivative liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities		42,231
Addition	100,532	41,724
Extinguishment	(96,803)	(431,458)
Conversion to Note payable - related party		(1,124,301)
Changes in fair value	(3,729)	1,096,287
Derivative liabilities